RISK AND CAPITAL MANAGEMENT: FINANCIAL INSTRUMENTS - Disclosure of detailed information about currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 15,508	$ 19,861	$ 41,141
Restricted cash	144	144	154
Accounts payable and accrued liabilities	(2,340)	(2,336)	(2,840)
Advances from joint venture partners	(1,703)	(2,696)	(1,228)
Loan payable	(3,216)	$ (50,733)	$ 0
Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,617
Restricted cash	1,644
Trade receivables	12,309
Accounts payable and accrued liabilities	(113)
Loan payable	(40,489)
Net exposure	$ (24,032)